Changes in Product Support Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Beginning balance	$ 372.2	$ 386.4	$ 450.4
Cost accruals and revenue deferrals	304.3	172.4	169.0
Payments and revenue recognized	(219.6)	(171.3)	(245.6)
Currency translation	(8.2)	(15.3)	12.6
Ending balance	$ 448.7	$ 372.2	$ 386.4